COMPREHENSIVE INCOME/LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMPREHENSIVE INCOME/LOSS
Net loss (income)	$ (22,730)	$ (35,579)	$ 11,777
Other Comprehensive income (loss)
Foreign currency translation	(13,759)	(3,272)	13,470
Comprehensive income (loss)	(36,489)	(38,851)	25,247
Comprehensive loss attributable to noncontrolling interests	9	1,194	1,610
Comprehensive income (loss) attributable to UTStarcom Holding Corp.	(36,480)	(37,657)	26,857
Changes in noncontrolling interests
Balance at beginning of year	814	6,401	8,011
Comprehensive loss attributable to noncontrolling interests	(9)	(1,194)	(1,610)
Noncontrolling interests reducing from deconsolidation	(805)	(4,393)
Balance at end of year		$ 814	$ 6,401